Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current
Federal	$ 163	$ 238
State	4	4
Deferred	(135)	165
Income Tax Expense (Benefit)	$ 32	$ 407